LEASE LIABILITY	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
LEASE LIABILITY

As at December 31, 2019, the Company recorded $52,818 of lease liability. The incremental borrowing rate for lease liability initially recognized as of January 1, 2019 was 10%.

The Company does not face a significant liquidity risk with regard to its lease liability. Lease liability is monitored within the Company treasury function. The non-current lease liability matures in 2021.